INCOME TAXES	9 Months Ended
Sep. 30, 2024
INCOME TAXES
INCOME TAXES

NOTE 8 — INCOME TAXES

The Company considers new evidence (both positive and negative) at each reporting date that could affect our view of the future realization of deferred tax assets. We evaluate information such as historical financial results, historical taxable income, projected future taxable income, expected timing of the reversals of existing temporary differences and available prudent and feasible tax planning strategies in our analysis. Based on the available evidence, the Company continues to recognize a full valuation allowance against deferred tax assets in the United States and India.

Our income tax benefit (including discrete items) was $0 and $0 for the three and nine months ended September 30, 2024 and 2023, respectively. For the three and nine months ended September 30, 2024 and 2023, our effective tax rate differs from the statutory rate of the United States of 21% due to our valuation allowances in jurisdictions in the United States and India. The income tax benefits recognized relate to the partial release of the Company’s valuation allowance on its deferred tax assets due to the acquisition of deferred tax liabilities on intangible assets for which tax has no basis.